Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents.
Cash and cash equivalent

	December 31,
	2017		2016		2015

Cash	Ps.	602,074	Ps.	1,052,860	Ps.	86,388
Cash equivalents:
Bank notes		1,269,090		932,638		1,574,653
Commercial paper		139,870		124,361		349,297
Money market investment funds		321,973		895,933		594,858
	Ps.	2,333,007	Ps.	3,005,792	Ps.	2,605,196